Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Subsequent Events
Subsequent Events

NOTE 12 – Subsequent Events

A.	Series C Preferred Shares and Convertible Note Exchange

The Company amended its Articles of Incorporation as of November 13, 2015 to create a Series C preferred shares, which are 12% interest bearing, cumulative, exchangeable, redeemable, non-voting, convertible preferred stock. Authorized shares will be 2,000,000 shares authorized.

On November 16, 2015, the Company exchanged $1,107,607 of the principal balance of a convertible note payable and accrued interest for same number of newly created preferred C shares. Each Series C preferred share can be converted to 50 shares of common stock.

B.	Purchase and Sale of Asset

On July 17, 2015, the Company acquired all of the assets of Dollar Shots Club, LLC in consideration of 2,000,000 shares of the Company’s common stock. On September 18, 2015 the Company sold these assets to Dollar Shots Club, Inc in exchange for 5,000,000 shares of Dollar Shots Club, Inc common stock.

C.	Debt Repayment

On August 29, 2015, the Company repaid a convertible note payable and accrued interest of $197,734 to one of its debtholders.

D.	Borrowings

In October 2015, the Company entered into a $500,000 note payable at 12% simple interest for a one-year period.

E.	Name Change

On Oct 23, 2015, the Company changed its name from Totally Hemp Crazy, Inc to Rocky Mountain High Brands, Inc.

Subsequent Events.
9.	Subsequent Events

On January 22, 2016, the Company filed an Information and Disclosure Statement for the Period Ended December 31, 2015 disclosing the terms of the Series C preferred stock that was issued to Roy Meadows in exchange for his convertible debt on November 16, 2015. In that filing, the Company listed Roy Meadows as a Control Person since he owns 100% of the outstanding shares of Series C preferred stock and converted over 10% of common stock from his convertible debt. Since that filing, Mr. Meadows has issued demand letters to the Company claiming the Company violated the term of his exchange agreement by naming him a Control Person. The Company does not agree with Mr. Meadow’s position. As a result, the Company has filed the following actions:

44th Judicial District Court of Dallas County Texas. Rocky Mountain High Brands, Inc. (RMHB) FKA Totally Hemp Crazy, Inc. V Donna Rayburn (Rayburn), Case #DC-16-02131; Date Filed: February 23, 2016.

RMHB and Rayburn entered into a convertible promissory note dated February 2, 2015 for the original principal amount of $165,000 (with a $5,000 original issue discount). On August 29. 2015, RMHB paid to Rayburn $197,773.95, representing return of principal and interested earned during the life of the loan. On February 19, 2016, Rayburn issued an additional demand of interest and penalties totaling $99,487.92. Rayburn has charged $137,261.87 in interest and penalties on a $160,000 loan for one year and 17 days for an effective annual interest rate of 85.77%. As additional consideration for the note, RMHB was required to issue a warrant to Rayburn for 10,000,000 of common stock.

Ms. Rayburn is the daughter of Roy J. Meadows (“Meadows”), and resides in his residence and is under his employ.

RMHB sued Rayburn for violation of Florida Usury Laws. RMHB seeks a cancellation of the note and additional monetary recovery in the total amount paid to Rayburn, plus additional recovery for all usurious interest charged. RMHB also seeks to void the warrant for 10,000,000 shares of common stock, which was issued under a voidable note. The amount which RMHB seeks from Rayburn is in excess of $300,000.

On March 14, 2016, RMHB amended the Rayburn suit to add Meadows as a party Defendant. RMHB has asserted usury claims in connection with $1,500,000 demand convertible note referenced below in the section pertaining to the Meadows Arbitration Claim. RMHB seeks unspecified monetary damages in connection with the Meadows Note, and further seeks cancellation of a warrant for 41,454,851 share shares of common stock issued to Meadows in connection with the Meadows Note and cancellation of the Meadows Note. RMHB also seeks additional monetary damages from Meadows for his violations of SEC and other applicable securities laws in connection with his perpetration of a fraud on the public securities market and relating to the loss of value to both RMHB’s shareholders and to RMHB as a business entity. RMHB will vigorously contest all claims of Meadows and aggressively seek monetary damages against Meadows.

During the six months ended December 31, 2015 the Company issued 68,220,350 shares of common stock for the conversion of $104,220 of convertible debt to Roy Meadows and Trinexus, Inc. (a corporation formed and controlled by Mr. Meadows to which he sold a portion of his convertible debt) prior to executing the exchange agreement to Series C preferred stock. These issuances gave Mr. Meadows in excess of 10% of the outstanding common stock, making him a Control Person.

On April 4, 2016, RMHB engaged the law firm of Allred Wilcox & Hartley PLLC to act as counsel in pursuing these claims.

Mr. Meadows has initiated the following arbitration action:

Arbitration Claim of Roy J. Meadows Against Rocky Mountain High Brands, Inc. (RMHB) dated February 24, 2016.

Meadows claims a breach of an exchange agreement dated November 3, 2015. RMHB has denied the breach. Meadows has demanded that RMHB remove him as a Control Person under RMHB’s OTC Markets Disclosure Statement as of December 31, 2015 filed on January 29, 2016. Meadows has rejected the interest payment under the exchange agreement dated January 30, 2016. He has not given an explanation of his rejection. Meadows also demands the exchange of the Series C Preferred back to the original $1,500,000 convertible note. RMHB will not comply with this request without a Court Order to do so.

Meadows has initiated arbitration claiming notice of an Arbitration Claim against RMHB. RMHB has objected to this claim, as well as to the arbitration process itself. Meadows seeks damages of $2,947,093.99.

On April 4, 2016, RMHB engaged the law firm of Allred Wilcox & Hartley PLLC to act as counsel in defending these claims.